Subsequent Events - Additional Information (Details) - Subsequent Event - shares										3 Months Ended
	Dec. 31, 2021	Dec. 23, 2021	Dec. 15, 2021	Nov. 10, 2021	Oct. 15, 2021	Oct. 08, 2021	Oct. 01, 2021	Apr. 30, 2021	Jan. 04, 2021	Dec. 31, 2021
Subsequent Event [Line Items]
Stock issued during period, Shares, Employee stock purchase plans										13,962
Gary Bowman, Bruce Labovitz, Michael Bruen and Robert Hickey | 21LTIP
Subsequent Event [Line Items]
Number of shares issued to executive officers				260,842
Board of Directors
Subsequent Event [Line Items]
Stockholders' equity note, stock split								29.5-to-1
Triangle Site Design
Subsequent Event [Line Items]
Business acquisition, common stock issued							65,428
PCD Engineering, Inc.
Subsequent Event [Line Items]
Business acquisition, common stock issued						36,444
BTM Engineering
Subsequent Event [Line Items]
Business acquisition, common stock issued					0
Kibart Inc
Subsequent Event [Line Items]
Business acquisition, common stock issued			38,547
1519 Surveying PLLC
Subsequent Event [Line Items]
Business acquisition, common stock issued		50,559
Terra Associates
Subsequent Event [Line Items]
Business acquisition, common stock issued	49,875
Bowman Consulting Group Ltd. 2021 Omnibus Equity Incentive Plan
Subsequent Event [Line Items]
Share based compensation arrangement by share based payment award, Shares issued in period										40,160
KTA Group
Subsequent Event [Line Items]
Business acquisition, common stock issued									53,159